Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTE PAYABLE

On April 8, 2018, eVance, Omnisoft, and CrowdPay, (collectively, the "Borrowers"), entered into a term loan of $12,500,00 with GACP (the "Term Loan") to the which obligations are guaranteed by the Company (collectively with the Borrowers, the "Loan Parties"), under the Loan and Security Agreement (the "Credit Agreement").

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of our indebtedness and to waive certain outstanding events of default. Specifically, the Maturity Date of our indebtedness was extended for one year to April 9, 2022. The lenders also waived the Company's existing default under the Credit Agreement from the date the default occurred until the date of Amendment No. 4. These defaults were: (i) failure to notify the Agent that one or more of the Loan Parties received proceeds from litigation above $99,999.99 and use the proceeds to make a prepayment of the Loans), (ii) one or more of the Loan Parties incurred indebtedness in an aggregate amount of $386,467 during fiscal year 2019 as a result of not reimbursing business expenses paid by Mr. Yakov in the ordinary course, which indebtedness is not permitted under Section 5.23(f) of the Credit Agreement ("Debt Default") and (iii) Lender has not received financial statements and covenant compliance certificate of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue for any rolling 12 month period shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021.

The Term Loan matures in full on April 9, 2022, the third anniversary of the Closing. $1,000,000 of the principal amount under the Term Loan was repaid on to July 31, 2018, and an additional $2,000,000 in principal due on or prior to October 31, 2018 was paid on November 14, 2018. Additionally, the Company paid $125,000 of the Term Loan upon execution of Amendment No. 4 in April 2020 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020 and on the first business day of each calendar month thereafter, with the remaining principal due upon maturity. The Term Loan can be prepaid without penalty in part by the Loan Parties with ten days' prior written notice to the Agent, and in full within thirty days' prior written notice. The Term Loan is subject to an interest rate of 9.0% per annum, payable monthly in arrears.

The obligations of the Loan Parties under the Credit Agreement are secured by all of their respective assets and the Loan Parties pledged all of their assets as collateral for their obligations under the Credit Agreement. Additionally, the Company pledged its ownership interests in the Purchasers and any of its other subsidiaries that it may form or acquire from time to time.

The Credit Agreement includes customary representations, warranties and financial and other covenants of the Loan Parties for the benefit of the Lenders and the Agent. The obligations of the Loan Parties under the Credit Agreement are subject to customary events of default for a secured term loan. Each Loan Party is jointly and severally liable for the obligations under the Credit Agreement.

On July 30, 2018, the Company entered into Amendment No. 1 to the Credit Agreement ("Amendment No. 1") whereby, among other things, the lenders (i) waived the Company's existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the "initial payment") required by the Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with Amendment No. 1 such that the Company could make the initial payment under the terms of Amendment No. 1 and the Credit Agreement, and permitted the Note to be repaid either from the sale of collateral securing the Term Loan or at any time after the second payment under the Amendment No. 1 and the Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 8) in order to make its first scheduled payment.

On November 14, 2018, the $2,000,000 second payment due under the Original Credit Agreement that was due by October 31, 2018 was paid. The Company borrowed $2,000,000 from a related party (Note 8) in order to make its second scheduled payment.

On February 5, 2019, the Company entered into Amendment No. 3 to the Credit Agreement ("Amendment No. 3") amending the Credit Agreement whereby, among other things, the lenders waived the Company's existing default under the Original Credit Agreement for its failure to comply with certain financial covenants set forth in the Original Credit Agreement and the parties amended the terms of the financial covenants that the Company must comply with. The Company is required to maintain a Fixed Charge Coverage Ratio of (x) not less than 1.10:1.00 and (y) on or after the end of the first full fiscal month ended January 31, 2020, the Fixed Charge Coverage Ratio shall not be less than 1.20:1.00, measured in each case on a trailing twelve month and Consolidated Net Revenue shall not be less than $10,000,000.

Although, following the execution of Amendment No. 4, we are in compliance, we have not complied with these obligations at certain times since the Credit Agreement was entered into and were obligated to obtain certain waivers and modifications of these provisions to avoid an acceleration event under the Credit Agreement. If we are not able to remain in compliance with these obligations, the creditor may accelerate the maturity of the loan or may require us to adhere to stricter financial covenants in exchange for a waiver. While we expect to comply with these financial covenants, we cannot guarantee our ability to do so. Although it has entered into Amendment No. 4 which extended the maturity date, the Company is exploring refinancing solutions for more advantageous terms for its long-term debt either with new debtholders. If the Company is unable to refinance its debt or is unable to satisfy its obligations as they become due, the Company may be required to sell assets to repay all or part of the debt or replace the debt with less favorable terms. Total interest expense for the GACP loan incurred during the three months ended March 31, 2020 and 2019 was $216,125 and $213,750, respectively. Accrued interest as of March 31, 2020 and December 31, 2019, was $73,625 and $73,625, respectively.

NOTE 8 — NOTES PAYABLE

In order to finance the Asset Acquisition, GACP, as administrative agent and collateral agent (“Agent”), and as the initial sole lender thereunder, provided a term loan of $12,500,000 (the “Term Loan”) to the Purchasers, Omnisoft, and CrowdPay, each of Omnisoft and Crowdpay being affiliates of the Company’s majority stockholder (collectively, the “Borrowers”), which obligations are guaranteed by the Company (collectively with the Borrowers, the “Loan Parties”), under the Loan and Security Agreement (the “Credit Agreement”), dated as of April 9, 2018, by and among the Loan Parties, the lenders from time to time party thereto as lenders (the “Lenders”) and the Agent.

The Term Loan matures in full on April 9, 2022, the third anniversary of the Closing. $1,000,000 of the principal amount under the Term Loan must be repaid on or prior to July 15, 2018, and an additional $2,000,000 in principal due on or prior to October 31, 2018 (in each case subject to earlier repayment under certain circumstances, including if a Loan Party consummates an equity financing), $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020 and on the first business day of each calendar month thereafter, with the remaining principal due upon maturity. The Term Loan can be prepaid without penalty in part by the Loan Parties with ten days’ prior written notice to the Agent, and in full within thirty days’ prior written notice. The Term Loan is subject to an interest rate of 9.0% per annum, payable monthly in arrears.

The obligations of the Loan Parties under the Credit Agreement are secured by all of their respective assets and the Loan Parties pledged all of their assets as collateral for their obligations under the Credit Agreement. Additionally, the Company pledged its ownership interests in the Purchasers and any of its other subsidiaries that it may form or acquire from time to time.

The Credit Agreement includes customary representations, warranties and financial and other covenants of the Loan Parties for the benefit of the Lenders and the Agent. The obligations of the Loan Parties under the Credit Agreement are subject to customary events of default for a secured term loan. Each Loan Party is jointly and severally liable for the obligations under the Credit Agreement.

On July 30, 2018, the Company entered into Amendment No. 1 to the Loan and Security Agreement (the “Amendment”) amending that certain Loan and Security Agreement, dated as of April 9, 2018 (the “Original Credit Agreement,” by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., Omnisoft and CrowdPay as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment, among other things, the lenders (i) waived the Company’s existing defaults under the Original Credit Agreement for its failure to make payment of $1,000,000 (the “initial payment”) under the Original Credit Agreement on or prior to July 15, 2018 and to deliver to the lenders unaudited monthly financial statements and compliance certificates of the Company, (ii) extended the date on which the initial payment was required to be made to July 30, 2018 and extended the date on which the Company is required to provide audited financial statements for the fiscal years ended December 31, 2017 and 2018, (iii) permitted the Company to enter into a subordinated loan arrangement for the Note concurrently with the Amendment such that the Company could make the initial payment under the terms of the Amendment and Original Credit Agreement, and permitted the Note to be repaid either from the sale of the Note Collateral Shares or at any time after the second payment under the Amendment and Original Credit Agreement. The Company borrowed $1,000,000 from a related party (Note 11) in order to make its first scheduled payment.

On November 14, 2018, the $2,000,000 second payment due under the Original Credit Agreement that was due by October 31, 2018 was paid. The Company borrowed $2,000,000 from a related party (Note 10) in order to make its second scheduled payment.

On February 5, 2019, the Company entered into Amendment No. 3 to Loan and Security Agreement (the “Amendment No. 3”) amending the Original Credit Agreement as the same was amended by the Amendment (the “Original Credit Agreement,” and as amended, by the Amendment and Amendment No. 3 the “Credit Agreement”), by and among GACP Finance Co., LLC, as administrative agent and collateral agent, the lenders party thereto, Securus365, Inc., eVance, Inc., eVance Capital, Inc., Omnisoft and CrowdPay, as borrowers, and the Company, as parent guarantor. Pursuant to the Amendment No. 3, among other things, the lenders waived the Company’s existing default under the Original Credit Agreement for its failure to comply with certain financial covenants set forth in the Original Credit Agreement and the parties amended the terms of the financial covenants that the Company must comply with. The Company is required to maintain a Fixed Charge Coverage Ratio of (x) not less than 1.10:1.00 and (y) on or after the end of the first full fiscal month ended January 31, 2020, the Fixed Charge Coverage Ratio shall not be less than 1.20:1.00, measured in each case on a trailing twelve month and Consolidated Net Revenue shall not be less than $10,000,000.

On April 24, 2020, the Company entered into Amendment No. 4 to Loan and Security Agreement (“Amendment No. 4”) amending the Credit Agreement. The purpose of Amendment No. 4 was to extend the Maturity Date of our indebtedness and to waive certain outstanding events of default. Specifically, the Maturity Date of our indebtedness was extended for one year to April 9, 2022. The lenders also waived the Company’s existing default under the Original Credit Agreement from the date the default occurred until the date of Amendment No. 4. These defaults were: (i) failure to to notify the Agent that one or more of the Loan Parties received proceeds from litigation above $99,999.99 and use the proceeds to make a prepayment of the Loans), (ii) one or more of the Loan Parties incurred indebtedness in an aggregate amount of $386,467 during fiscal year 2019 as a result of not reimbursing business expenses paid by Mr. Yakov in the ordinary course, which indebtedness is not permitted under Section 5.23(f) of the Credit Agreement (“Debt Default”) and (iii) Lender has not received financial statements and covenant compliance certificate of the Company as parent guarantor and the Borrowers for the fiscal year ended December 31, 2019 within 90-days of such fiscal year end as required by Section 5.15(a) of the Credit Agreement. In addition, Amendment No. 4 provides the Company with a limited waiver permitting the Company to incur government funded indebtedness from the United States CARES Act loan programs. Further, the financial covenants were amended whereby Consolidated Net Revenue for any rolling 12 month period shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021.

Although, following the execution of Amendment No. 4, we are in compliance, we have not complied with these obligations at certain times since the Credit Agreement was entered into and were obligated to obtain certain waivers and modifications of these provisions to avoid an acceleration event under the Credit Agreement. If we are not able to remain in compliance with these obligations, the creditor may accelerate the maturity of the loan or may require us to adhere to stricter financial covenants in exchange for a waiver. While we expect to comply with these financial covenants, we cannot guarantee our ability to do so. Although it has entered into Amendment No. 4 which extended the maturity date, the Company is exploring refinancing solutions for more advantageous terms for its long-term debt either with new debtholders. If the Company is unable to refinance its debt or is unable to satisfy its obligations as they become due, the Company may be required to sell assets to repay all or part of the debt or replace the debt with less favorable terms. Total interest expense for the GACP loan incurred during the year ended December 31, 2019 was $866,875, $73,625 of which is accrued as of December 31, 2019. Total interest expense incurred during the year ended December 31, 2018 was $791,625, $73,625 of which was accrued as of December 31, 2018.